LONG TERM LOAN	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
LONG TERM LOAN

NOTE 11– LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $182,542 (NIS 500,000) from an Israeli bank. The loan bears interest at a variable rate of Prime + 1.5% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $9,127 (NIS 25,000) was deposited in the bank as security for the loan.

The activities of the long term loan during the years ended December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Balance, opening	$85,107	$135,971
Addition	-	-
Repayments	(47,818)	(45,350)
Interest expense, accrued	4,848	3,333
Translation difference	(1,368)	(8,847)
Balance, ending	40,769	85,107
Less:
Long term loan – current portion	40,769	46,680
Long term loan – non-current portion	$-	$38,427

The undiscounted repayments for each of the next four years and in the aggregate are:

Year ended	Amount
December 31, 2025	$40,769

$40,769

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2024, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)